Deferred tax balances - Additional Information (Detail) - EUR (€) € in Millions		12 Months Ended
	Jul. 17, 2025	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Net Deferred Tax Assets Tax Losses Carried Forward In Luxembourg	€ 9,200	€ 53	€ 35	€ 370
Deferred Tax Assets Remaining Tax Losses Recoverable		575	627	608
Net Deferred Tax Assets Tax Losses Carried Forward In Germany		26	24	20
Net Deferred Tax Assets Tax Losses Carried Forward In United States	379	125	3	20
Deferred Tax Assets Tax Losses Arose		10,100	578	305
Deferred Tax Assets Tax Losses Arose In United State		797	456	193
Deferred Tax Assets Tax Losses Arose In Israel		92	88	86
Deferred Tax Assets Tax Losses Arose In Ghana		23	15	8
Investment In Tax Credit	180	8	14	6
Net Deferred Tax Assets Tax Losses Carried Forward	€ 9,600
Increase (decrease) through net exchange differences, deferred tax liability (asset)		17	3	€ 8
Deferred Tax Assets For Interest Expense Carried Forward		37	€ 0
Interest Carried Forward		12
Intelsat Luxembourg Unity [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Tax effect of tax losses		8,800
Luxembourg Entity [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Tax effect of tax losses		€ 453